Assets held for sale (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Assets held for sale
Gross book value of CMO-Equipment held for sale		€ 29,531
Impairment of assets held for sale		19,064
Inventories fair value costs to sell		10,467
Written down value of equipment	€ 10,210	€ 10,467
Assets held for sale with a net book value sold	€ 257